Summary of Significant Accounting Policies - Schedule of Lease Cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cost of revenues and operating expenses [Member]
Operating lease cost	¥ 128,081	$ 18,570	¥ 131,529	¥ 117,479
Cost of other leases with terms less than one year	87,603	12,701	99,923	96,065
Cost of Revenues [Member]
Operating lease cost	21,695	3,145	28,798	21,658
Cost of other leases with terms less than one year	79,274	11,493	88,567	86,253
Operating Expenses [Member]
Operating lease cost	106,386	15,425	102,731	95,821
Cost of other leases with terms less than one year	¥ 8,329	$ 1,208	¥ 11,356	¥ 9,812